SHARE BASED COMPENSATION - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stock Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at beginning of period, weighted average exercise price per share (in dollars per share)	$ 19.48
Exercise price (in dollars per share)	21.22
Forfeitures (in dollars per share)	21.81
Options exercisable at end of period, weighted average exercise price per share (in dollars per share)	0.00
Balance at end of period, weighted average exercise price per share (in dollars per share)	$ 19.54	$ 19.48
Weighted average remaining contractual term (in years)	9 years 11 months 1 day	9 years 11 months 19 days
Aggregate intrinsic value	$ (5,615)	$ 8,944
Time Vesting
Stock Options Outstanding [Roll Forward]
Balance at beginning of period (in shares)	5,110,747
Options granted (in shares)	298,394
Forfeited (in shares)	(103,766)
Balance at end of period (in shares)	5,305,375	5,110,747
Exercisable (in shares)	0
Performance Based Vesting
Stock Options Outstanding [Roll Forward]
Balance at beginning of period (in shares)	0
Options granted (in shares)	39,050
Forfeited (in shares)	(22,314)
Balance at end of period (in shares)	16,736	0
Exercisable (in shares)	0